Quarterly Report
August 31, 2024
Massachusetts Investors
Growth Stock Fund
MIG-Q3

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Apparel Manufacturers – 2.7%
LVMH Moet Hennessy Louis Vuitton SE	173,257	$129,963,537
NIKE, Inc., “B”	2,693,415	224,415,338
		$354,378,875
Automotive – 1.2%
Aptiv PLC (a)	2,218,488	$158,688,447
Broadcasting – 0.8%
Walt Disney Co.	1,129,775	$102,109,064
Brokerage & Asset Managers – 1.7%
Brookfield Asset Management Ltd. (l)	2,509,190	$102,292,805
Charles Schwab Corp.	1,823,948	118,739,015
		$221,031,820
Business Services – 6.3%
Accenture PLC, “A”	1,320,037	$451,386,652
Fiserv, Inc. (a)	1,220,645	213,124,617
TransUnion	1,592,102	154,131,395
		$818,642,664
Computer Software – 15.0%
Microsoft Corp.	4,062,351	$1,694,569,096
Salesforce, Inc.	953,105	241,040,255
		$1,935,609,351
Computer Software - Systems – 5.9%
Apple, Inc.	3,359,023	$769,216,267
Construction – 2.4%
Otis Worldwide Corp.	1,519,067	$143,840,454
Sherwin-Williams Co.	435,798	160,970,707
		$304,811,161
Consumer Products – 3.6%
Church & Dwight Co., Inc.	2,751,313	$280,303,768
Estée Lauder Cos., Inc., “A”	2,089,177	191,493,964
		$471,797,732
Electrical Equipment – 5.6%
Amphenol Corp., “A”	3,523,410	$237,654,005
Hubbell, Inc.	484,932	193,934,005
Schneider Electric SE	463,712	117,741,290
TE Connectivity Ltd.	1,102,649	169,366,886
		$718,696,186
Electronics – 8.8%
Analog Devices, Inc.	561,492	$131,860,781
NVIDIA Corp.	5,333,528	636,663,237
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,619,715	278,105,066
Texas Instruments, Inc.	451,599	96,795,730
		$1,143,424,814

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 3.1%
McCormick & Co., Inc.	2,156,476	$172,582,774
PepsiCo, Inc.	1,294,587	223,808,201
		$396,390,975
Gaming & Lodging – 0.8%
Hilton Worldwide Holdings, Inc.	474,559	$104,232,139
Insurance – 3.6%
Aon PLC	895,283	$307,726,673
Marsh & McLennan Cos., Inc.	703,615	160,079,448
		$467,806,121
Internet – 6.4%
Alphabet, Inc., “A”	3,893,650	$636,144,537
Gartner, Inc. (a)	378,189	186,053,860
		$822,198,397
Leisure & Toys – 2.1%
Electronic Arts, Inc.	631,891	$95,933,692
Tencent Holdings Ltd.	3,589,000	173,463,650
		$269,397,342
Machinery & Tools – 2.0%
Eaton Corp. PLC	569,263	$174,723,893
Veralto Corp.	730,815	82,165,530
		$256,889,423
Medical & Health Technology & Services – 2.4%
ICON PLC (a)	614,021	$197,751,603
Veeva Systems, Inc. (a)	491,608	106,403,636
		$304,155,239
Medical Equipment – 10.2%
Agilent Technologies, Inc.	1,925,174	$275,145,868
Becton, Dickinson and Co.	732,208	177,494,541
Boston Scientific Corp. (a)	2,031,823	166,182,803
Danaher Corp.	477,410	128,571,287
Mettler-Toledo International, Inc. (a)	75,863	109,172,926
STERIS PLC	1,049,784	253,102,922
Stryker Corp.	150,673	54,305,563
Thermo Fisher Scientific, Inc.	250,583	154,126,086
		$1,318,101,996
Other Banks & Diversified Financials – 6.8%
Mastercard, Inc., “A”	331,673	$160,310,828
Moody's Corp.	355,171	173,231,104
Visa, Inc., “A”	1,968,017	543,900,858
		$877,442,790
Railroad & Shipping – 1.1%
Canadian Pacific Kansas City Ltd.	1,750,456	$145,182,821
Restaurants – 0.6%
Starbucks Corp.	866,112	$81,908,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.7%
Ross Stores, Inc.	1,262,173	$190,095,876
TJX Cos., Inc.	1,337,920	156,897,878
		$346,993,754
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT	1,224,663	$274,397,992
Utilities - Electric Power – 1.3%
CMS Energy Corp.	2,490,367	$168,996,305
Total Common Stocks		$12,832,499,887
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.35% (v)	96,446,269	$96,475,203
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 5.22% (j)	97,925,441	$97,925,441

Other Assets, Less Liabilities – (0.7)%		(85,781,204)
Net Assets – 100.0%		$12,941,119,327
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $96,475,203 and $12,930,425,328, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$11,885,750,718	$—	$—	$11,885,750,718
Taiwan	278,105,066	—	—	278,105,066
France	117,741,290	129,963,537	—	247,704,827
Canada	247,475,626	—	—	247,475,626
China	—	173,463,650	—	173,463,650
Mutual Funds	194,400,644	—	—	194,400,644
Total	$12,723,473,344	$303,427,187	$—	$13,026,900,531
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$79,216,460	$1,249,892,796	$1,232,645,353	$(7,951)	$19,251	$96,475,203
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,975,239	$—